LETTER TO THE SHAREHOLDERS OF THE JPM PIERPONT TAX EXEMPT BOND FUND

April 15, 1997

Dear Shareholder:

The previous six months were reasonably good for fixed income investors, as a fourth quarter rally boosted the value of bond portfolios. The JPM Pierpont Tax Exempt Bond Fund posted a 4.05% return while its benchmark, the Lehman Quality Intermediate Municipal Bond Index gained 4.39% over the same period. The Fund's 30-day SEC yield, at 4.32% translates to a pre-tax equivalent yield of 7.15%, assuming a 39.6% tax rate.

The Fund's net asset value, at $11.80 on February 28, 1997, was up from $11.63 per share on August 31, 1996. Dividends of $0.28 per share were paid of which $0.28 was tax exempt. Distributions were made of $0.02 per share, of which $0.01 was from short-term capital gains and $0.01 from long-term capital gains. The Fund's net assets increased to $383,833,715 from $369,987,472 while the net assets of The Tax Exempt Bond Portfolio, in which the Fund invests, were $553,258,340.

This report also includes a discussion with Elizabeth Augustin, who is the portfolio manager primarily responsible for The Tax Exempt Bond Portfolio. In this interview, Elizabeth talks about the events of the previous six months that had the greatest effect on the Portfolio and also our outlook for the coming half year. We hope this helps you to understand some of the factors that affect how your money is managed.

As always, we welcome your comments, questions, or any suggestions on how we can further improve our financial reports. Please call J.P. Morgan Funds Services toll free at (800) 521-5411.

Sincerely yours,

/s/ Evelyn E. Guernsey

Evelyn E. Guernsey
J.P. Morgan Funds Services


TABLE OF CONTENTS

LETTER TO THE SHAREHOLDERS . . . . . . . . . . . . . . . . . . . . . . . . . .1

FUND PERFORMANCE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .2

PORTFOLIO MANAGER Q & A. . . . . . . . . . . . . . . . . . . . . . . . . . . .3

GLOSSARY OF TERMS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .5

FUND FACTS AND HIGHLIGHTS. . . . . . . . . . . . . . . . . . . . . . . . . . .6

SPECIAL FUND-BASED SERVICES. . . . . . . . . . . . . . . . . . . . . . . . . .7

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .9

FUND PERFORMANCE


EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes a fund's actual (or cumulative) return and shows you what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically 1, 5, or 10 years. Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.




PERFORMANCE                                 TOTAL RETURNS       AVERAGE ANNUAL TOTAL RETURNS
                                            -----------------   --------------------------------------
                                            THREE     SIX       ONE       THREE     FIVE      TEN
AS OF FEBRUARY 28, 1997                     MONTHS    MONTHS    YEAR      YEARS     YEARS     YEARS
--------------------------------------------------------------  --------------------------------------
The JPM Pierpont Tax Exempt Bond Fund       0.76%     4.05%     4.18%     5.33%     6.38%     6.36%
Lehman Quality Inter. Muni Bond Index       0.87%     4.39%     4.76%     5.69%     6.91%     6.76%
Lipper Intermediate Muni Debt
  Bond Funds Avg.                           0.64%     3.98%     4.14%     5.01%     6.22%     6.39%

AS OF DECEMBER 31, 1996
--------------------------------------------------------------   --------------------------------------
The JPM Pierpont Tax Exempt Bond Fund       2.05%     4.05%     3.54%     4.54%     6.11%     6.58%
Lehman Quality Inter. Muni. Bond Index      2.33%     4.08%     4.27%     4.89%     6.70%     7.00%
Lipper Intermediate Muni Debt
  Bond Funds Avg.                           2.13%     3.92%     3.70%     4.29%     6.11%     6.63%









PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. FUND RETURNS ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. THE LEHMAN QUALITY INTERMEDIATE MUNICIPAL BOND INDEX IS AN INDEX CREATED BY LEHMAN BROTHERS OF HIGH QUALITY MUNICIPAL BONDS RATED A OR BETTER WITH INTERMEDIATE MATURITIES (APPROXIMATELY 7 YEARS). LIPPER ANALYTICAL SERVICES, INC. IS A LEADING RESOURCE FOR MUTUAL FUND DATA. ALTHOUGH GATHERED FROM RELIABLE SOURCES, DATA ACCURACY AND COMPLETENESS CANNOT BE GUARANTEED.

PORTFOLIO MANAGER Q&A


[PHOTO OF ELIZABETH AUGUSTIN]
This interview was conducted with ELIZABETH AUGUSTIN, Portfolio Manager for the Tax Exempt Bond Portfolio, in which the Fund invests. Elizabeth joined Morgan in 1983 and has extensive experience across a broad range of markets including mortgages, convertibles, money markets, and tax exempt securities. This interview was conducted on March 19, 1997 and represents her views on that date.

ELIZABETH, WHAT WERE THE MAIN FACTORS AFFECTING THE TAX EXEMPT BOND MARKET OVER THE LAST SIX MONTHS?

EA: Actually, the main factors have been the stability and good performance of the market over the last six months. STABILITY: Municipal bond volatility has been low, with yields trading within a 40 basis point range. A measure of this is the municipal market's response to the November debacle in the City of Miami, whose bond holders saw their investment sink to junk bond level. Unlike the furor that rocked the muni market after the Orange County bankruptcy, the muni market following the City of Miami announcement hardly registered a tremor. Another factor contributing to the calm has been the low level of inflation in the U.S. economy, despite the economy's being in the later stages of the business cycle, when it is usually more of a concern, and also despite very low unemployment levels. In addition, economic growth has remained near a moderate 2.5% level. Federal Reserve tightening is widely expected on March 25, but the market has already factored this into current pricing, and even this is expected to have only a minor impact on the market.

  GOOD PERFORMANCE: The municipal market has held value particularly well, outperforming its Treasury counterpart on an after-tax basis over the previous six month period. This is attributable in part to the continuing short supply of tax exempt issues.

DO YOU SEE ANY TRENDS IN THE MUNICIPAL MARKET?

EA: One recent trend has been the increase in municipal bonds issued with insurance, which, in the last six months, has reached a level of over 45% of all new issuance. With insurance, the insurer basically guarantees the repayment of principal in the event of a default on the part of the issuer. The securities that result carry a AAA rating. This trend has definitely improved the overall credit profile of the municipal market, producing homogeneity in the market, as well.

  This has created changes in at least two factors related to how we manage this Portfolio. One is that when evaluating insured issues, our credit analysts now evaluate not only the repayment capabilities of the issuer but also of the insurer. A second has to do with the fact that the increased homogeneity in the market has made finding good buying opportunities harder for the typical municipal bond buyer. It is very important to have a dedicated municipal trading desk which is able to spot these pockets of opportunities when they arise.

WHAT WERE SOME OF THE BROADER INVESTMENT THEMES IN THE TAX EXEMPT BOND PORTFOLIO OVER THE PRECEDING HALF YEAR?

EA: There have been no significant changes in the fundamental structure of the Portfolio. We continue to position it in the intermediate portion of the yield curve, which, given the Portfolio's investment parameters, we have found offers the best return per unit of risk. The credit quality of the Portfolio also remains very high. We continue to find good value in purchasing securities priced at a premium, which not only have offered incremental yield but which have held value better in a falling market, and we also continue to have holdings of zero coupon bonds which, in tandem with the premium securities, give the overall Portfolio a "current coupon" profile.

  Municipal bonds are presently offering strong taxable equivalent yields, and this has prompted strong flows into The JPM Pierpont Tax Exempt Bond Fund. Ten-year yields have been at around 5%, and for taxpayers in a 39% tax bracket this translates to over an 8% taxable equivalent yield. We expect that any correction in the stock market will only serve to strengthen these cashflows.

WITH THE BENEFIT OF 20/20 HINDSIGHT, IS THERE ANYTHING YOU WOULD HAVE DONE DIFFERENTLY OVER THE LAST HALF YEAR?

EA: In retrospect, our decision to invest primarily in non-callable securities put the Portfolio at a slight disadvantage in terms of yield in the low-volatility environment of the past six months. However, these securities do provide protection against reinvestment risk in the event of falling rates, should market volatility increase.

WHAT IS YOUR OUTLOOK FOR THE MARKET OVER THE COMING SIX MONTHS?

EA: Federal Reserve Chairman Greenspan has hinted strongly that some increase in the Federal funds rate will probably be needed to hold down inflation, and the market has been expecting this to happen in the near future. Should this happen, we envision an increase in interest rate volatility and expect, as well, that pricing anomalies will result that will create opportunities. We will actively seek these opportunities. We also expect that the economic stability so beneficial in the previous six months will continue, and that as a result, municipal bonds will continue to perform well relative to Treasuries. Overall, we feel that the Portfolio is very well positioned for current economic conditions, and while Fed tightening may produce some temporary disruption, we feel that the outlook for the tax exempt bond market, and for the Portfolio, is very positive.

GLOSSARY OF TERMS


BASIS POINT: A measure used in quoting bond yields. One basis point equals 0.01% of yield. For example if a bond's yield changed from 10.25% to 11.00%, it would have moved 75 basis points.

CREDIT RATING: The rating assigned to a bond by independent rating agencies such as Standard & Poor's and Moody's. In evaluating creditworthiness, these agencies assess the issuer's present financial condition and future ability and willingness to make principal and interest payments when due.

DURATION: Duration is used as a measure of the relative sensitivity of the price of the security to a change in interest rates. The longer the duration the more sensitive the bond is to interest rate moves. For example, a bond with a 5-year duration will experience an approximate 5% increase in price if interest rates drop 100 basis points (1%) while a bond with a 10-year duration would see its price rise by approximately 10%.

MATURITY: The date on which the life of a financial instrument ends through cash or physical settlement or expiration with no value, or the date a security comes due and fully payable. Average maturity refers to the average time to maturity of the entire portfolio.

YIELD CURVE: A line graph showing interest rates at a point in time, from the shortest maturity to the longest available. The resulting curve shows if short-term interest rates are higher or lower than long-term rates. Typically interest rates rise with increasing time to maturity.

YIELD SPREAD: The difference in yield between different types of securities. For example, if a Treasury bond is yielding 6.5% and a municipal is yielding 5.5%, the spread is 1.0% or 100 basis points.

ZERO COUPON BOND: A debt instrument sold at a discount to its face value. The bond makes no payments until maturity, at which time it is redeemed at face value. Effectively, the interest received is the difference between face value and the price paid for the security.

FUND FACTS


INVESTMENT OBJECTIVE
The JPM Pierpont Tax Exempt Bond Fund seeks to provide a high level of current income that is exempt from federal income tax consistent with moderate risk of capital and maintenance of liquidity. It is designed for investors who seek tax exempt yields greater than those generally available from a portfolio of short-term tax-exempt obligations and who are willing to incur the greater price fluctuation of longer-term instruments.

--------------------------------------------------------------------------------
INCEPTION DATE
10/03/84

--------------------------------------------------------------------------------
NET ASSETS AS OF 2/28/97
$383,833,715

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATES (IF APPLICABLE)
12/19/97



EXPENSE RATIO
The Fund's annual expense ratio of 0.66% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services. The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping Fund shares, or for wiring dividend or redemption proceeds from the Fund.

FUND HIGHLIGHTS
ALL DATA AS OF FEBRUARY 28, 1997

PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)

[PIE CHART]

REVENUE BONDS           49.8%

GENERAL OBLIGATIONS     48.5%

SHORT-TERM               1.1%

PRIVATE PLACEMENTS       0.6%


30-DAY SEC YIELD
4.32%


DURATION
6.05 years

SPECIAL FUND-BASED SERVICES


PIERPONT ASSET ALLOCATION SERVICE (PAAS)
For many investors, a diversified portfolio -- including short-term instruments, bonds, and stocks -- can offer an excellent opportunity to achieve one's investment objectives. PAAS provides investors with a comprehensive management program for their portfolios. Through this service, investors can:

 - Create and maintain an asset allocation that is specifically targeted at meeting their most critical investment objectives;

 - Make ongoing tactical adjustments in the actual asset mix of their portfolios to capitalize on shifting market trends;

 - Make investments through The JPM Pierpont Funds, a family of diversified mutual funds.

PAAS is available to clients who invest a minimum of $500,000 in The JPM Pierpont Funds.

IRA MANAGEMENT SERVICE
As one of the few remaining investments that can help your assets grow tax-deferred until retirement, the IRA enables more of your dollars to work for you longer. Morgan offers an IRA Rollover plan that helps you to build well-balanced long-term investment portfolios, diversified across a wide array of mutual funds. From money markets to emerging markets, The JPM Pierpont Funds provide an excellent way to help you accumulate long-term wealth for retirement.

KEOGH
In early 1995, Morgan introduced a Keogh program for its clients. Keoghs provide another excellent vehicle to help individuals who are self-employed or are employees of unincorporated businesses to accumulate retirement savings. A Keogh is a tax-deferred pension plan that can allow you to contribute the lesser of $30,000 or 25% of your annual earned gross compensation. The JPM Pierpont Funds can help you build a comprehensive investment program designed to maximize the retirement dollars in your Keogh account.

Funds Distributor, Inc. is the Distributor for The JPM Pierpont Tax Exempt Bond Fund (the "Fund").

Morgan Guaranty Trust Company of New York ("Morgan") serves as Portfolio Investment Advisor and makes the Fund available solely in its capacity as shareholder servicing agent for customers. Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, Morgan or any other bank. Shares of the Fund are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. Investment return and principal value of an investment in the Fund can fluctuate, so an investor's shares when redeemed may be worth more or less than their original cost.

THE PERFORMANCE DATA QUOTED HEREIN REPRESENT PAST PERFORMANCE. PLEASE REMEMBER THAT PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE PERFORMANCE. FUND RETURNS ARE NET OF FEES AND ASSUME THE REINVESTMENT OF FUND DISTRIBUTIONS. THE FUND INVESTS ALL OF ITS INVESTABLE ASSETS IN THE TAX EXEMPT BOND PORTFOLIO, A SEPARATELY REGISTERED INVESTMENT COMPANY WHICH IS NOT AVAILABLE TO THE PUBLIC BUT ONLY TO OTHER COLLECTIVE INVESTMENT VEHICLES SUCH AS THE FUND.

More complete information about the Fund, including management fees and other expenses, is provided in the Prospectus, which should be read carefully before investing. You may obtain an additional copy of the Prospectus by calling J.P. Morgan Funds Services at (800) 521-5411.

THE JPM PIERPONT TAX EXEMPT BOND FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

ASSETS
Investment in The Tax Exempt Bond Portfolio
  ("Portfolio"), at value                          $383,655,686
Receivable for Shares of Beneficial Interest Sold       625,851
Prepaid Trustees' Fees                                    3,195
Prepaid Expenses and Other Assets                         4,961
                                                   ------------
    Total Assets                                    384,289,693
                                                   ------------

LIABILITIES
Dividends Payable to Shareholders                       277,372
Shareholder Servicing Fee Payable                        58,435
Payable for Shares of Beneficial Interest
  Redeemed                                               48,000
Administrative Services Fee Payable                       9,193
Administration Fee Payable                                2,809
Fund Services Fee Payable                                   739
Accrued Expenses                                         59,430
                                                   ------------
    Total Liabilities                                   455,978
                                                   ------------

NET ASSETS
Applicable to 32,540,621 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $383,833,715
                                                   ------------
                                                   ------------
Net Asset Value, Offering and Redemption Price
  Per Share                                              $11.80
                                                          -----
                                                          -----

ANALYSIS OF NET ASSETS
Paid-in Capital                                    $365,918,018
Undistributed Net Investment Income                       2,388
Accumulated Net Realized Gain on Investment              65,573
Net Unrealized Appreciation of Investment            17,847,736
                                                   ------------
    Net Assets                                     $383,833,715
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT TAX EXEMPT BOND FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED FEBRUARY 28, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income                                     $ 9,883,067
Allocated Portfolio Expenses                                     (699,366)
                                                              -----------
    Net Investment Income Allocated from
      Portfolio                                                 9,183,701

FUND EXPENSES
Shareholder Servicing Fee                          $366,296
Administrative Services Fee                          58,165
Transfer Agent Fees                                  25,405
Professional Fees                                    19,831
Registration Fees                                    16,678
Fund Services Fee                                     7,230
Administration Fee                                    6,512
Trustees' Fees and Expenses                           1,477
Miscellaneous                                         4,150
                                                   --------
    Total Fund Expenses                                           505,744
                                                              -----------
NET INVESTMENT INCOME                                           8,677,957

NET REALIZED GAIN ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                       585,760

NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENT ALLOCATED FROM PORTFOLIO                           5,199,866
                                                              -----------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $14,463,583
                                                              -----------
                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT TAX EXEMPT BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       FOR THE
                                                   SIX MONTHS ENDED
                                                     FEBRUARY 28,     FOR THE FISCAL
                                                         1997           YEAR ENDED
                                                     (UNAUDITED)      AUGUST 31, 1996
                                                   ----------------   ---------------

INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                              $     8,677,957    $    16,933,485
Net Realized Gain on Investment Allocated from
  Portfolio                                                585,760            534,849
Net Change in Unrealized Appreciation
  (Depreciation) of Investment Allocated from
  Portfolio                                              5,199,866         (3,837,571)
                                                   ----------------   ---------------
    Net Increase in Net Assets Resulting from
      Operations                                        14,463,583         13,630,763
                                                   ----------------   ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                   (8,677,957)       (16,931,097)
Net Realized Gain                                         (701,935)          (455,297)
                                                   ----------------   ---------------
    Total Distributions to Shareholders                 (9,379,892)       (17,386,394)
                                                   ----------------   ---------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold        82,473,275        139,892,566
Reinvestment of Dividends and Distributions              7,529,884         14,124,800
Cost of Shares of Beneficial Interest Redeemed         (81,240,607)      (132,279,747)
                                                   ----------------   ---------------
    Net Increase from Transactions in Shares of
      Beneficial Interest                                8,762,552         21,737,619
                                                   ----------------   ---------------
    Total Increase in Net Assets                        13,846,243         17,981,988

NET ASSETS
Beginning of Period                                    369,987,472        352,005,484
                                                   ----------------   ---------------
End of Period (including undistributed net
  investment income of $2,388 and $2,388,
  respectively)                                    $   383,833,715    $   369,987,472
                                                   ----------------   ---------------
                                                   ----------------   ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT TAX EXEMPT BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                       FOR THE
                                                   SIX MONTHS ENDED
                                                     FEBRUARY 28,             FOR THE FISCAL YEAR ENDED AUGUST 31,
                                                         1997         ----------------------------------------------------
                                                     (UNAUDITED)        1996       1995       1994       1993       1992
                                                   ----------------   --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD               $         11.63    $  11.73   $  11.45   $  12.04   $  11.60   $  11.19
                                                   ----------------   --------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                         0.28        0.55       0.55       0.51       0.55       0.62
Net Realized Gain and Unrealized (Loss) on
  Investment                                                  0.19       (0.08)      0.29      (0.35)      0.56       0.41
                                                   ----------------   --------   --------   --------   --------   --------
Total from Investment Operations                              0.47        0.47       0.84       0.16       1.11       1.03
                                                   ----------------   --------   --------   --------   --------   --------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                        (0.28)      (0.55)     (0.55)     (0.51)     (0.55)     (0.62)
Net Realized Gain                                            (0.02)      (0.02)     (0.01)     (0.24)     (0.12)        --
                                                   ----------------   --------   --------   --------   --------   --------
Total Distributions to Shareholders                          (0.30)      (0.57)     (0.56)     (0.75)     (0.67)     (0.62)
                                                   ----------------   --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD                     $         11.80    $  11.63   $  11.73   $  11.45   $  12.04   $  11.60
                                                   ----------------   --------   --------   --------   --------   --------
                                                   ----------------   --------   --------   --------   --------   --------
Total Return                                                  4.05%(a)     4.01%     7.63%      1.35%      9.88%      9.47%
                                                   ----------------   --------   --------   --------   --------   --------
                                                   ----------------   --------   --------   --------   --------   --------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands)           $       383,834    $369,987   $352,005   $392,460   $485,013   $360,343
Ratios to Average Net Assets
  Expenses                                                    0.66%(b)     0.64%     0.71%      0.71%      0.74%      0.77%
  Net Investment Income                                       4.73%(b)     4.67%     4.87%      4.39%      4.64%      5.45%
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                       --          --         --         --       0.01%      0.01%
Portfolio Turnover                                              --          --         --         --         41%+       20%

------------------------
+ 1993 Portfolio Turnover reflects the period September 1, 1992 to July 11,
  1993. After July 11, 1993, all the Fund's investable assets were invested in The Tax Exempt Bond Portfolio.

(a) Not Annualized.

(b) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The JPM Pierpont Tax Exempt Bond Fund (the "Fund") is a separate series of The JPM Pierpont Funds, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund, prior to its tax free reorganization on July 11, 1993, to a series of the Trust, operated as a stand alone mutual fund. Costs related to the reorganization were borne by Morgan Guaranty Trust Company of New York ("Morgan"). This report includes periods which preceded the Fund's reorganization and reflects the operations of the predecessor entity. Prior to October 10, 1996, the Trust's and the Fund's names were The Pierpont Funds and The Pierpont Tax Exempt Bond Fund, respectively.

The Fund invests all of its investable assets in The Tax Exempt Bond Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The value of such investment included in the Statement of Assets and Liabilities reflects the Fund's proportionate interest in the net assets of the Portfolio (69% at February 28, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund:

    a)Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    b)The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

    c)Substantially all the Fund's net investment income is declared as dividends daily and paid monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually.

    d)The Fund is treated as a separate entity for federal income tax purposes. The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

    e)Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

THE JPM PIERPONT TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

    a)The Trust has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and distributor. Under a Co-Administration Agreement, FDI provides administrative services necessary for the operations of the Fund, furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers affiliated with FDI. Under the Co-Administration Agreement, the Fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund is based on the ratio of the Fund's net assets to the aggregate net assets of the Trust, The JPM Institutional Funds, The JPM Advisor Funds, the Portfolio and other portfolios (the "Master Portfolios") in which the Trust, The JPM Institutional Funds and The JPM Advisor Funds invest, JPM Series Trust and JPM Series Trust II. For the six months ended February 28, 1997, the fee for these services amounted to $6,512.

      On November 15, 1996, The JPM Advisor Funds terminated operations and were liquidated. Subsequent to that date, the net assets of The JPM Advisor Funds were no longer included in the calculation of the allocation of FDI's fees.

    b)The Trust, on behalf of the Fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Fund. Under the Services Agreement, the Fund has agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge paid by the Fund is determined by the proportionate share that its net assets bear to the net assets of the Trust, The JPM Institutional Funds, the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services, and JPM Series Trust. For the six months ended February 28, 1997, the fee for these services amounted to $58,165.

    c)The Trust, on behalf of the Fund, has a Shareholder Servicing Agreement with Morgan. The agreement provides for the Fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.20% of the average daily net assets of the Fund. For the six months ended February 28, 1997, the fee for these services amounted to $366,296.

      Morgan, Charles Schwab & Co. ("Schwab") and the Trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes Fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The Fund is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the Services Agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the Trust and Morgan is terminated, the Fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

    d)The Trust, on behalf of the Fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The

THE JPM PIERPONT TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------
      Trustees of the Trust represent all the existing shareholders of Group. The Fund's allocated portion of Group's costs in performing its services amounted to $7,230 for the six months ended February 28, 1997.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of the Trust, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Fund's allocated portion of the total fees and expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $900.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the Fund were as follows:

                                                      FOR THE SIX
                                                     MONTHS ENDED      FOR THE FISCAL
                                                   FEBRUARY 28, 1997     YEAR ENDED
                                                      (UNAUDITED)      AUGUST 31, 1996
                                                   -----------------   ---------------
Shares of beneficial interest sold...............         7,017,836        11,886,968
Reinvestment of dividends and distributions......           640,018         1,202,045
Shares of beneficial interest redeemed...........        (6,928,133)      (11,275,482)
                                                   -----------------   ---------------
Net Increase.....................................           729,721         1,813,531
                                                   -----------------   ---------------
                                                   -----------------   ---------------

The Tax Exempt Bond Portfolio
Semi-Annual Report February 28, 1997
(unaudited)
(The following pages should be read in conjunction with The JPM Pierpont Tax Exempt Bond Fund
Semi-Annual Financial Statements)

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY     MOODY'S       MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE          S&P           DATE      RATE      VALUE
--------------   -------------------------------------------------  -------  ---------------  ----------  ------  ------------
LONG-TERM INVESTMENTS (99.0%)
ALABAMA (0.7%)
$     1,000      Alabama Mental Health Finance Authority, Special
                   Tax Obligation, (Prerefunded, Series 1989, due
                   05/01/01), MBIA Insured........................    RB         Aaa/AAA      05/01/99(b) 7.375%  $  1,086,370
      1,630      Childersburg Industrial Development Board, PCR,
                   (Kimberly Clark Corp. Project, Escrowed to
                   Maturity, due 11/15/99)........................    RB         Aa2/AA       05/15/97(b) 7.400      1,719,585
      1,000      Daphne Special Care Facilities Financing
                   Authority, (Presbyterian Retirement,
                   Prerefunded, Series A, due 08/15/18)...........    RB          NR/NR       08/15/01(b) 7.300      1,109,940
                                                                                                                  ------------
                     TOTAL ALABAMA................................                                                   3,915,895
                                                                                                                  ------------

ALASKA (2.6%)
       2,000     Anchorage, (Prerefunded, Series 1991, due
                   07/01/02), MBIA Insured........................    GO         Aaa/AAA      07/01/01(b) 6.600      2,173,340
      1,075      Anchorage, (Refunding, Series 1989, due
                   06/01/03), AMBAC Insured.......................    GO         Aaa/AAA      06/01/99(b) 7.100      1,146,391
      1,000      Anchorage, (Series 1990A), AMBAC Insured.........    GO         Aaa/AAA      02/01/00    6.850      1,070,370
      3,000      North Slope Borough, (Series 1992A), MBIA
                   Insured........................................    GO         Aaa/AAA      06/30/00    5.550      3,120,030
      5,500      North Slope Borough, Zero Coupon, (Capital
                   Appreciation, Series 1996A), MBIA Insured......    GO         Aaa/AAA      06/30/99    0.000      4,966,555
      2,200      North Slope Borough, Zero Coupon, (Capital
                   Appreciation, Series 1996B), MBIA Insured......    GO         Aaa/AAA      06/30/01    0.000      1,797,026
                                                                                                                  ------------
                     TOTAL ALASKA.................................                                                  14,273,712
                                                                                                                  ------------

ARIZONA (0.8%)
       1,000     Maricopa County School District #11, (Peoria
                   Unified School Improvement, Prerefunded, Series
                   1990H, due 07/01/05), MBIA Insured.............    GO         Aaa/AAA      07/01/99(b) 7.000      1,104,150
      1,325      Maricopa County School District #3, (Tempe
                   Elementary, Projects of 1991, Prerefunded,
                   Series C, due 07/01/08)........................    GO          A1/AA       07/01/06(b) 6.000      1,444,515
      1,750      Phoenix, (Refunding, Series C)...................    GO         Aa1/AA+      07/01/02    6.375      1,911,507
                                                                                                                  ------------
                     TOTAL ARIZONA................................                                                   4,460,172
                                                                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY     MOODY'S       MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE          S&P           DATE      RATE      VALUE
--------------   -------------------------------------------------  -------  ---------------  ----------  ------  ------------
CALIFORNIA (5.9%)
$     2,520      California Department of Water Resources,
                   (Central Valley Project, Water Systems Service,
                   Refunding, Series J-1).........................    RB          Aa/AA       12/01/12    7.000%  $  2,982,521
      6,000      California State.................................    GO          A1/A+       02/01/08    6.500      6,766,440
      9,000      California State.................................    GO          A1/A+       06/01/06    6.750     10,226,520
      1,000      California State, (AMBAC/MBIA Insured)...........    GO         Aaa/AAA      09/01/06    6.500      1,126,120
        594      Kaweah Delta Hospital District, Tulare County,
                   (Series D, due 06/01/14).......................    PP          NR/A+       06/01/97(b) 4.350        595,455
      1,160      Kaweah Delta Hospital District, Tulare County,
                   (Series E, due 06/01/14).......................    PP          NR/A+       06/01/97(b) 5.250      1,164,037
      1,695      Kaweah Delta Hospital District, Tulare County,
                   (Series G, due 06/01/14).......................    PP          NR/A+       06/01/04(b) 6.400      1,831,380
      3,000      Los Angeles County Public Works, (Refunding,
                   Series A), MBIA Insured........................    RB         Aaa/AAA      09/01/05    6.000      3,233,820
      2,500      Los Angeles County Public Works, (Refunding,
                   Series A), MBIA Insured........................    RB         Aaa/AAA      09/01/06    6.000      2,695,200
      2,000      Los Angeles Department of Water & Power,
                   (California Electric Plant, Crossover Refunded,
                   due 05/15/30)..................................    RB         Aa3/A+       05/15/00(b) 7.125      2,205,800
                                                                                                                  ------------
                     TOTAL CALIFORNIA.............................                                                  32,827,293
                                                                                                                  ------------

COLORADO (0.8%)
       1,295     Adams County School District #12, FGIC Insured...    GO         Aaa/AAA      12/15/06    6.000      1,410,993
      3,180      Lower Colorado River Authority, (Refunding)......    RB          Aa/A+       01/01/99    5.000      3,235,745
                                                                                                                  ------------
                     TOTAL COLORADO...............................                                                   4,646,738
                                                                                                                  ------------

CONNECTICUT (0.9%)
       1,755     Connecticut Housing Finance Authority, (Housing
                   Mortgage Finance Program, Refunding, Series
                   1987B).........................................    RB          Aa/AA       11/15/97    8.100      1,786,783
      2,815      Connecticut Transportation Infrastructure,
                   Special Tax Obligation, (Prerefunded, Series
                   1991A, due 06/01/04)...........................    RB         NR/AA-       06/01/03(b) 6.600      3,117,894
                                                                                                                  ------------
                     TOTAL CONNECTICUT............................                                                   4,904,677
                                                                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY     MOODY'S       MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE          S&P           DATE      RATE      VALUE
--------------   -------------------------------------------------  -------  ---------------  ----------  ------  ------------
DISTRICT OF COLUMBIA (2.5%)
$     3,000      District of Columbia, (Refunding, Series A), MBIA
                   Insured........................................    GO         Aaa/AAA      06/01/07    6.000%  $  3,188,670
      7,500      District of Columbia, (Refunding, Series C), FGIC
                   Insured........................................    GO         Aaa/AAA      12/01/03    5.250      7,692,225
      2,600      District of Columbia, (Series B), MBIA Insured...    GO         Aaa/AAA      06/01/02    6.000      2,758,132
                                                                                                                  ------------
                     TOTAL DISTRICT OF COLUMBIA...................                                                  13,639,027
                                                                                                                  ------------

FLORIDA (2.8%)
       5,765     Dade County School District, (Refunding), MBIA
                   Insured........................................    GO         Aaa/AAA      07/15/05    6.000      6,262,231
      1,535      Florida Board of Education, Capital Outlay,
                   (Escrowed to Maturity, Series 1986C, due
                   06/01/01)......................................    GO         Aaa/AAA      06/01/97(b) 7.000      1,605,733
      1,300      Florida Board of Education, Capital Outlay,
                   (Refunding, Series B)..........................    GO         Aa2/AA       01/01/99    4.250      1,308,645
        465      Florida Board of Education, Capital Outlay,
                   (Unrefunded Balance, Series 1986C, due
                   06/01/01)......................................    GO          Aa/AA       06/01/97(b) 7.000        475,788
      3,200      Jacksonville Electric Authority, (St. Johns
                   River, Issue 2, Crossover Refunded, Series 5,
                   due 10/01/09)..................................    RB         Aa1/AA       10/01/99(b) 7.000      3,444,384
      2,000      Volusia County School District, (Refunding,
                   Series 1991, due 08/01/02), FGIC Insured.......    GO         Aaa/AAA      08/01/01(b) 6.100      2,160,820
                                                                                                                  ------------
                     TOTAL FLORIDA................................                                                  15,257,601
                                                                                                                  ------------

GEORGIA (6.3%)
       2,630     Fulton County School District, (Refunding).......    GO          Aa/AA       05/01/14    6.375      2,936,474
      1,000      Georgia Municipal Electric Authority, (Refunding,
                   Series D)......................................    RB           A/A        01/01/06    6.000      1,059,680
      1,000      Georgia Municipal Electric Authority, (Series
                   A).............................................    RB           A/A        01/01/12    6.500      1,100,460
      1,155      Georgia Residential Finance Authority, (Single
                   Family Insured Mortgages, Refunding, Series
                   1986A, due 12/01/98), FHA Insured..............    RB         Aa/AA+       12/01/97(b) 6.600      1,192,064
      6,000      Georgia, (Series B)..............................    GO         Aaa/AA+      03/01/07    7.200      7,097,100
      3,000      Georgia, (Series B)..............................    GO         Aaa/AA+      03/01/10    6.300      3,348,330
      4,470      Georgia, (Series C)..............................    GO         Aaa/AA+      07/01/11    5.700      4,726,131
      2,500      Gwinnett County School District, (Refunding,
                   Series B)......................................    GO         Aa1/AA       02/01/08    6.400      2,800,725

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY     MOODY'S       MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE          S&P           DATE      RATE      VALUE
--------------   -------------------------------------------------  -------  ---------------  ----------  ------  ------------
GEORGIA (CONTINUED)
$     5,000      Metropolitan Atlanta Rapid Transit Authority,
                   Sales Tax Revenue, (Refunding, Series P).......    RB         Aaa/AAA      07/01/11    6.250%  $  5,509,650
      4,500      Municipal Electric Authority, (Project 1, Sixth
                   Crossover), AMBAC Insured......................    RB         Aaa/AAA      01/01/08    7.000      5,229,405
                                                                                                                  ------------
                     TOTAL GEORGIA................................                                                  35,000,019
                                                                                                                  ------------

HAWAII (1.4%)
       2,000     Hawaii, (Series BZ)..............................    GO          Aa/AA       10/01/12    6.000      2,156,020
      3,055      Hawaii, (Series CK)..............................    GO          Aa/AA       09/01/04    6.000      3,305,815
      2,000      Honolulu City & County Improvement, (Refunding,
                   Series B)......................................    GO          Aa/AA       10/01/11    5.500      2,042,220
                                                                                                                  ------------
                     TOTAL HAWAII.................................                                                   7,504,055
                                                                                                                  ------------

ILLINOIS (11.1%)
       1,000     Chicago Board of Education, (Lease Certificates,
                   Series A), MBIA Insured........................    RB         Aaa/AAA      01/01/06    6.125      1,080,270
      4,130      Chicago Board of Education, (Lease Certificates,
                   Series A), MBIA Insured........................    RB         Aaa/AAA      01/01/07    6.125      4,487,369
      4,000      Chicago, (Equipment Notes, Series 1996), AMBAC
                   Insured........................................    GO         Aaa/AAA      01/01/04    5.600      4,189,200
      3,000      Chicago, (Refunding, Series A-2), AMBAC
                   Insured........................................    GO         Aaa/AAA      01/01/11    6.000      3,197,820
      2,000      Chicago, (Refunding, Series B), FGIC Insured.....    GO         Aaa/AAA      01/01/00    5.000      2,038,560
      1,500      Chicago, (Series 1995), AMBAC Insured............    GO         Aaa/AAA      01/01/05    6.500      1,654,590
      1,500      Chicago, O'Hare International Airport,
                   (Refunding, Series C-1), MBIA Insured..........    RB         Aaa/AAA      01/01/09    5.750      1,569,450
      3,280      Cook County, (Refunding, Series C), FGIC
                   Insured........................................    GO         Aaa/AAA      11/15/04    5.800      3,501,761
     10,000      Cook County, Community School District #54,
                   Schaumburg Township, Zero Coupon, (Capital
                   Appreciation, Prerefunded, Series B, due
                   01/01/11), FGIC Insured........................    GO         Aaa/AAA      01/01/03(b) 0.000      4,528,500
      1,375      Du Page County, (Illinois Alternative Revenue
                   Jail Project, Prerefunded, due 01/01/21).......    GO         Aaa/AAA      01/01/02(b) 6.550      1,519,609
      2,000      Illinois, (Refunding, Series 1987, due
                   04/01/02)......................................    GO         Aa3/AA-      04/01/97(b) 6.500      2,044,800
      2,000      Illinois, (Series 1986, due 12/01/01)............    GO         Aa3/AA-      05/01/97(b) 6.250      2,049,740
      3,000      Illinois, Sales Tax Revenue, (Refunding, Series
                   Q).............................................    RB         Aa3/AAA      06/15/09    6.000      3,207,300
      3,250      Illinois, Sales Tax Revenue, (Refunding, Series
                   Q).............................................    RB         Aa3/AAA      06/15/12    6.000      3,457,967

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY     MOODY'S       MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE          S&P           DATE      RATE      VALUE
--------------   -------------------------------------------------  -------  ---------------  ----------  ------  ------------
ILLINOIS (CONTINUED)
$     3,350      Illinois, Sales Tax Revenue, (Series R)..........    RB         Aa3/AAA      06/15/01    4.600%  $  3,367,956
        950      Kendall Kane & Will Counties Community Unit
                   School District #308, FGIC Insured.............    GO         Aaa/AAA      03/01/99    6.200        990,128
      2,500      Metropolitan Pier & Exposition Authority,
                   (McCormick Place Expansion Project, Series
                   A).............................................    RB          A/A+        06/15/06    8.500      3,148,250
      5,420      Metropolitan Pier & Exposition Authority, Zero
                   Coupon, (Capital Appreciation, McCormick Place
                   Expansion Project, Refunding), MBIA Insured....    RB         Aaa/AAA      06/15/14    0.000      2,019,438
     11,000      Metropolitan Pier & Exposition Authority, Zero
                   Coupon, (Capital Appreciation, McCormick Place
                   Expansion Project, Refunding, Series A), MBIA
                   Insured........................................    RB         Aaa/AAA      12/15/11    0.000      4,830,210
      9,705      Metropolitan Pier & Exposition Authority, Zero
                   Coupon, (Capital Appreciation, McCormick Place
                   Expansion Project, Refunding, Series A), MBIA
                   Insured........................................    RB         Aaa/AAA      06/15/12    0.000      4,113,949
      2,810      Regional Transportation Authority, (Series D),
                   FGIC Insured...................................    RB         Aaa/AAA      06/01/07    7.750      3,394,508
      1,000      University of Illinois, Auxiliary Facilities,
                   (Escrowed to Maturity, due 10/01/01)...........    RB         Aaa/AAA      04/01/97(b) 6.000      1,029,950
                                                                                                                  ------------
                     TOTAL ILLINOIS...............................                                                  61,421,325
                                                                                                                  ------------

INDIANA (1.1%)
       2,000     Indiana Municipal Power Agency, Power Supply
                   System Revenue, (Refunding, Series B), MBIA
                   Insured........................................    RB         Aaa/AAA      01/01/13    6.000      2,137,540
      3,915      Indiana, Transportation Finance Authority,
                   Highway Revenue, (Refunding, Series A), AMBAC
                   Insured........................................    RB         Aaa/AAA      06/01/09    5.250      3,928,742
                                                                                                                  ------------
                     TOTAL INDIANA................................                                                   6,066,282
                                                                                                                  ------------

KENTUCKY (0.8%)
       3,900     Kentucky Turnpike Authority, (Escrowed to
                   Maturity, Series A, due 07/01/02)..............    RB         Aaa/NR       07/01/97(b) 7.100      4,272,957
                                                                                                                  ------------

LOUISIANA (1.5%)
       8,000     Louisiana, (Refunding, Series A), FGIC Insured...    GO         Aaa/AAA      08/01/00    6.000      8,436,320
                                                                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY     MOODY'S       MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE          S&P           DATE      RATE      VALUE
--------------   -------------------------------------------------  -------  ---------------  ----------  ------  ------------
MARYLAND (1.1%)
$     1,560      Anne Arundel County..............................    GO         Aa/AA+       09/01/06    6.000%  $  1,695,361
      1,000      Maryland Department of Transportation,
                   (Prerefunded, Series 1990, due 08/15/05).......    RB         Aaa/AAA      08/15/99(b) 6.700      1,081,120
      3,000      Maryland, (3rd Series, due 07/15/03).............    GO         Aaa/AAA      07/15/01(b) 6.400      3,237,750
                                                                                                                  ------------
                     TOTAL MARYLAND...............................                                                   6,014,231
                                                                                                                  ------------

MASSACHUSETTS (1.7%)
       5,650     Massachusetts Bay Transportation Authority,
                   (General Transportation System, Refunding,
                   Series A)......................................    RB          A1/A+       03/01/08    7.000      6,566,486
      1,495      Massachusetts, College Building Authority,
                   (Refunding, Series A)..........................    RB          A1/A+       05/01/11    7.500      1,831,584
      1,060      Wareham, School Project Loan Bonds, (due
                   01/15/03), AMBAC Insured.......................    GO         Aaa/AAA      01/15/01(b) 6.800      1,168,205
                                                                                                                  ------------
                     TOTAL MASSACHUSETTS..........................                                                   9,566,275
                                                                                                                  ------------

MINNESOTA (2.8%)
       5,000     University of Minnesota, (Series A)..............    RB         Aa3/AA       07/01/10    5.750      5,242,200
      5,000      University of Minnesota, (Series A)..............    RB         Aa3/AA       07/01/15    5.750      5,160,400
      4,800      Western Minnesota Municipal Power Agency,
                   (Prerefunded, Series 1983A, due 01/01/04), MBIA
                   Insured........................................    RB         Aaa/AAA      01/01/98(b) 10.125     5,314,128
                                                                                                                  ------------
                     TOTAL MINNESOTA..............................                                                  15,716,728
                                                                                                                  ------------

MISSISSIPPI (2.6%)
       6,000     Mississippi Home Corp Residual Revenue, Zero
                   Coupon, (Capital Appreciation, Refunded, Series
                   C).............................................    RB         AAA/NR       09/01/13    0.000      2,364,900
     11,000      Mississippi, (Escrowed to Maturity)..............    GO         Aaa/AAA      02/01/08    6.200     12,273,140
                                                                                                                  ------------
                     TOTAL MISSISSIPPI............................                                                  14,638,040
                                                                                                                  ------------

MISSOURI (0.8%)
       4,000     St. Louis County Regional Convention & Sports
                   Complex Authority, (Prerefunded, Series B, due
                   08/15/21)......................................    RB         Aaa/AAA      08/15/03(b) 7.000      4,536,240
                                                                                                                  ------------

NEBRASKA (0.7%)
       4,000     Nebraska Public Power District, (Nuclear
                   Facilities, Refunding).........................    RB          A1/A+       07/01/00    5.200      4,109,440
                                                                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY     MOODY'S       MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE          S&P           DATE      RATE      VALUE
--------------   -------------------------------------------------  -------  ---------------  ----------  ------  ------------
NEVADA (4.1%)
$       500      Carson City School District, (Prerefunded, Series
                   1990, due 04/01/03), FGIC Insured..............    GO         Aaa/AAA      04/01/00(b) 6.750%  $    542,180
      8,200      Clark County School District, (Series A), MBIA
                   Insured........................................    GO         Aaa/AAA      06/01/11    7.000      9,599,740
      3,000      Clark County School District, FGIC Insured.......    GO         Aaa/AAA      06/15/03    6.000      3,216,960
      3,000      Clark County, (Passenger Facilities, Las Vegas
                   McCarran International Airport, Series A),
                   AMBAC Insured..................................    RB         Aaa/AAA      07/01/08    6.250      3,318,660
      1,685      Las Vegas, Clark County Library District,
                   (Prerefunded, Series 1991A, due 06/01/03), FGIC
                   Insured........................................    GO         Aaa/AAA      06/01/01(b) 6.600      1,830,837
      1,200      Las Vegas, Clark County Library District,
                   (Prerefunded, Series 1991A, due 06/01/04), FGIC
                   Insured........................................    GO         Aaa/AAA      06/01/01(b) 6.700      1,308,264
      1,280      Las Vegas, Clark County Library District,
                   (Refunding, Series 1991B, due 08/01/04), FGIC
                   Insured........................................    GO         Aaa/AAA      08/01/01(b) 6.700      1,400,154
      1,330      Nevada, (Prison Facilities, Prerefunded, Series
                   1990A, due 08/01/04)...........................    GO          Aa/AA       08/01/00(b) 7.000      1,465,274
                                                                                                                  ------------
                     TOTAL NEVADA.................................                                                  22,682,069
                                                                                                                  ------------

NEW HAMPSHIRE (1.4%)
       4,900     New Hampshire Higher Educational & Health
                   Facilities Authority, (Dartmouth College,
                   Refunding).....................................    RB         Aaa/NR       06/01/07    6.750      5,589,626
      1,720      New Hampshire, (Prerefunded, Series 1991A, due
                   06/15/03)......................................    GO         Aa/AA+       06/15/01(b) 6.600      1,896,214
                                                                                                                  ------------
                     TOTAL NEW HAMPSHIRE..........................                                                   7,485,840
                                                                                                                  ------------

NEW JERSEY (6.7%)
       4,180     Jersey City, (Refunding, Series H)...............    GO          A/AA        10/01/11    6.250      4,611,167
      7,000      New Jersey Economic Development Authority,
                   (Market Transition Facilities, Series A), MBIA
                   Insured........................................    RB         Aaa/AAA      07/01/02    5.400      7,268,800
      1,325      New Jersey Economic Development Authority, (New
                   Jersey Performing Arts Center, Series PJ-A),
                   AMBAC Insured..................................    RB         Aaa/AAA      06/15/07    6.000      1,433,849
      1,990      New Jersey Economic Development Authority, (New
                   Jersey Performing Arts Center, Series PJ-C),
                   AMBAC Insured..................................    RB         Aaa/AAA      06/15/06    6.000      2,150,195

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY     MOODY'S       MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE          S&P           DATE      RATE      VALUE
--------------   -------------------------------------------------  -------  ---------------  ----------  ------  ------------
NEW JERSEY (CONTINUED)
$     1,500      New Jersey Sports & Exposition Authority, (Sports
                   Complex, Refunding, Escrowed to Maturity)......    RB         Aa1/NR       01/01/00    8.100%  $  1,649,880
      6,000      New Jersey Transportation Authority, (Refunding,
                   Series B), MBIA Insured........................    RB         Aaa/AAA      06/15/05    6.000      6,491,760
      7,500      New Jersey Transportation Authority, (Refunding,
                   Series B), MBIA Insured........................    RB         Aaa/AAA      06/15/10    6.500      8,473,125
      2,500      New Jersey Turnpike Authority, (Refunding, Series
                   A), MBIA Insured...............................    RB         Aaa/AAA      01/01/00    6.200      2,630,400
      1,000      New Jersey Turnpike Authority, (Refunding, Series
                   A), MBIA Insured...............................    RB         Aaa/AAA      01/01/01    5.700      1,046,500
      1,000      Ocean County, (General Improvement)..............    GO          Aa/NR       04/15/00    6.375      1,064,630
                                                                                                                  ------------
                     TOTAL NEW JERSEY.............................                                                  36,820,306
                                                                                                                  ------------

NEW YORK (7.8%)
       1,990     Monroe County, Public Improvement, (Partially
                   Prerefunded, due 06/01/09), AMBAC Insured......    GO         Aaa/AAA      06/01/08(b) 6.000      2,155,349
      1,295      Monroe County, Public Improvement, (Partially
                   Prerefunded, due 06/01/10), AMBAC Insured......    GO         Aaa/AAA      06/01/08(b) 6.000      1,397,836
        110      Monroe County, Public Improvement, (Prerefunded,
                   due 06/01/09), AMBAC Insured...................    GO         Aaa/AAA      06/01/08(b) 6.000        120,602
        120      Monroe County, Public Improvement, (Prerefunded,
                   due 06/01/10), AMBAC Insured...................    GO         Aaa/AAA      06/01/08(b) 6.000        131,566
      1,000      Municipal Assistance Corp. for the City of New
                   York, (Refunding, Series 1987-61, due 7/01/07),
                   MBIA Insured...................................    RB         Aaa/AAA      07/01/97(b) 6.875      1,030,710
      2,000      Municipal Assistance Corp. for the City of New
                   York, (Series E)...............................    RB         Aa2/AA-      07/01/06    6.000      2,161,620
      1,465      New York City, (Escrowed to Maturity, Series
                   B).............................................    GO         Aaa/AAA      06/01/01    8.000      1,659,713
      2,645      New York City, (Refunding, Series A).............    GO        Baa1/BBB+     08/01/02    5.750      2,735,591
      4,675      New York City, (Refunding, Series H, SubSeries
                   H-1)...........................................    GO        Baa1/BBB+     08/01/01    5.500      4,787,060
      1,000      New York City, (Series E), FGIC Insured..........    GO         Aaa/AAA      02/15/06    6.500      1,103,480
      2,000      New York City, (Series F)........................    GO        Baa1/BBB+     02/15/02    6.100      2,093,100
      3,425      New York City, (Series F)........................    GO        Baa1/BBB+     02/15/03    6.200      3,601,113
      2,000      New York City, (Series G), AMBAC Insured.........    GO         Aaa/AAA      10/15/07    6.000      2,144,460

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY     MOODY'S       MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE          S&P           DATE      RATE      VALUE
--------------   -------------------------------------------------  -------  ---------------  ----------  ------  ------------
NEW YORK (CONTINUED)
$     2,000      New York State Local Government Assistance Corp,
                   (Refunding, Series A), AMBAC Insured...........    RB         Aaa/AAA      04/01/06    6.000%  $  2,159,740
      1,500      New York State Urban Development Corp.,
                   (Correctional Capital Facilities, Prerefunded,
                   Series 1, due 01/01/14)........................    RB         Aaa/NR       01/01/00(b) 7.750      1,668,195
      4,000      Triborough Bridge & Tunnel Authority, (Refunding,
                   Series V, due 01/01/05), FGIC Insured..........    RB         Aaa/AAA      01/01/01(b) 6.875      4,379,520
      8,700      Triborough Bridge & Tunnel Authority, (Refunding,
                   Series X)......................................    RB          Aa/A+       01/01/12    6.625      9,946,101
                                                                                                                  ------------
                     TOTAL NEW YORK...............................                                                  43,275,756
                                                                                                                  ------------

OHIO (1.1%)
       2,000     Ohio State Building Authority, (Admin Building
                   Fund, Series A)................................    RB         Aa3/AA-      10/01/06    5.500      2,086,200
      3,365      Ohio Water Development Authority, (Refunding,
                   Escrowed to Maturity, due 12/01/10)............    RB         Aaa/AAA      06/01/97(b) 9.375      4,249,995
                                                                                                                  ------------
                     TOTAL OHIO...................................                                                   6,336,195
                                                                                                                  ------------

PENNSYLVANIA (1.7%)
       1,175     Bethel Park School District, (Prerefunded, Series
                   1991B, due 02/01/02), AMBAC Insured............    GO         Aaa/AAA      02/01/00(b) 6.550      1,249,142
        970      Pennsylvania Higher Education Assistance Agency,
                   Student Loan Revenue, (Refunding, Series
                   1985A), FGIC Insured...........................    RB         Aaa/AAA      12/01/00    6.800      1,039,336
      1,310      Pennsylvania Higher Education Facilities
                   Authority, College & University Revenue,
                   University of Pennsylvania, (Refunding, Series
                   A).............................................    RB         Aa2/AA       09/01/02    6.500      1,436,769
      2,800      Pennsylvania Higher Educational Facilities
                   Authority, Health Services Revenue, University
                   of Pennsylvania, (Series A)....................    RB         Aa3/AA       01/01/06    6.000      3,008,264
      1,500      Pennsylvania, (2nd Series 1991A, due 11/01/04),
                   MBIA Insured...................................    GO         Aaa/AAA      11/01/01(b) 6.500      1,640,040
      1,000      Pennsylvania, (Refunding and Projects, 1st Series
                   A), AMBAC Insured..............................    GO         Aaa/AAA      01/01/01    6.600      1,078,590
                                                                                                                  ------------
                     TOTAL PENNSYLVANIA...........................                                                   9,452,141
                                                                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY     MOODY'S       MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE          S&P           DATE      RATE      VALUE
--------------   -------------------------------------------------  -------  ---------------  ----------  ------  ------------
PUERTO RICO (0.8%)
$     2,000      Puerto Rico Commonwealth Aqueduct & Sewer
                   Authority, (Refunding).........................    RB         Baa1/A       07/01/98    4.400%  $  2,010,520
      2,000      Puerto Rico Commonwealth Highway & Transportation
                   Authority, Highway Revenue, (Refunding, Series
                   Z), MBIA Insured...............................    RB         Aaa/AAA      07/01/05    6.250      2,211,740
                                                                                                                  ------------
                     TOTAL PUERTO RICO............................                                                   4,222,260
                                                                                                                  ------------

RHODE ISLAND (2.0%)
       5,000     Rhode Island Public Buildings Authority,
                   (Refunding, Series A), AMBAC Insured...........    RB         Aaa/AAA      02/01/00    4.700      5,047,400
      2,000      Rhode Island, (Prerefunded, Series 1990B, due
                   10/15/01)......................................    GO         A1/AA-       10/15/99(b) 6.700      2,160,960
      3,785      Rhode Island, (Series 1991B).....................    GO         A1/AA-       05/15/00    6.000      3,966,680
                                                                                                                  ------------
                     TOTAL RHODE ISLAND...........................                                                  11,175,040
                                                                                                                  ------------

SOUTH CAROLINA (0.2%)
       1,000     Piedmont Municipal Power Agency, (Escrowed to
                   Maturity, Refunding), MBIA Insured.............    RB         Aaa/AAA      01/01/08    6.200      1,102,060
                                                                                                                  ------------

TENNESSEE (0.4%)
       2,000     Chattanooga, Industrial Development Board, IDR,
                   (Gerber/Buster Brown Manufacturing, Inc., due
                   11/01/05)......................................    RB          A1/NR       11/01/97(b) 4.000      2,004,780
                                                                                                                  ------------

TEXAS (7.8%)
       1,500     Addison, (Refunding, Series 1991, due 09/01/00),
                   FGIC Insured...................................    GO         Aaa/AAA      09/01/98(b) 6.250      1,541,175
      1,000      Arlington, (Series 1989, due 08/01/00), AMBAC
                   Insured........................................    GO         Aaa/AAA      08/01/99(b) 6.850      1,058,940
      1,050      Austin Independent School District, (Refunding,
                   Series 1991), PSFG Insured.....................    GO         Aaa/AAA      08/01/99    6.200      1,102,101
      1,500      Austin, Utilities System, (Escrowed to Maturity,
                   due 10/01/01)..................................    RB         Aaa/AAA      04/01/97(b) 6.500      1,632,195
        335      Austin, Water Sewer & Electric, (Refunding,
                   Escrowed to Maturity)..........................    RB          A/NR        11/15/97    13.500       357,914
         25      Conroe Independent School District, (Partially
                   Prerefunded, Series 1989, due 02/01/01), MBIA
                   Insured........................................    GO         Aaa/AAA      02/01/99(b) 7.100         26,241

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY     MOODY'S       MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE          S&P           DATE      RATE      VALUE
--------------   -------------------------------------------------  -------  ---------------  ----------  ------  ------------
TEXAS (CONTINUED)
$       975      Conroe Independent School District, (Prerefunded,
                   Series 1989, due 02/01/01), MBIA Insured.......    GO         Aaa/AAA      02/01/99(b) 7.100%  $  1,031,394
      1,265      Conroe Independent School District, Lot A, PSFG
                   Insured........................................    GO         Aaa/AAA      02/01/03    6.500      1,391,804
      2,260      Corpus Christi Independent School District,
                   (Refunding), PSFG Insured......................    GO         Aaa/AAA      08/15/05    6.000      2,443,512
      1,305      Dallas County, Flood Control District #1,
                   (Prerefunded, due 04/01/10)....................    GO         Aaa/NR       04/01/08(b) 9.250      1,768,301
      1,650      El Paso Independent School District,
                   (Prerefunded, Series 1991, due 07/01/03), PSFG
                   Insured........................................    GO         Aaa/AAA      07/01/01(b) 6.550      1,791,273
      3,805      Fort Worth Independent School District,
                   (Refunding, Series 1987).......................    GO          Aa/AA       02/15/98    6.000      3,887,454
      1,320      Grapevine, (Certificates of Obligation), FGIC
                   Insured........................................    GO         Aaa/AAA      02/15/05    6.800      1,491,125
      1,700      Harris County, Road Improvement Authority,
                   (Prerefunded, Series 1989, due 11/01/03), MBIA
                   Insured........................................    GO         Aaa/AAA      11/01/99(b) 7.000      1,825,494
      3,350      Houston Independent School District, (Asbestos
                   Abatement Notes)...............................    GO         Aa3/AA+      07/15/99    5.000      3,424,437
      3,805      Lewisville Independent School District,
                   (Refunding), PSFG Insured......................    GO         Aaa/NR       08/15/03    6.000      4,097,681
      2,325      Northwest Independent School District, Zero
                   Coupon, (Capital Appreciation, Refunding), PSFG
                   Insured........................................    GO         Aaa/NR       08/15/03    0.000      1,714,315
      2,320      Northwest Independent School District, Zero
                   Coupon, (Capital Appreciation, Refunding), PSFG
                   Insured........................................    GO         Aaa/NR       08/15/04    0.000      1,620,010
      2,000      Plano Independent School District, (Prerefunded,
                   Series 1991B, due 02/15/04), FGIC Insured......    GO         Aaa/AAA      02/15/01(b) 6.550      2,160,700
      1,500      San Antonio, (Refunding).........................    GO          Aa/AA       08/01/07    6.000      1,558,035
        750      Texas A & M University, (Prerefunded, Series
                   1989, due 07/01/99)............................    RB         Aaa/AAA      07/01/97(b) 6.600        772,605
        700      Texas A & M University, (Refunding, Series 1989,
                   due 07/01/98)..................................    RB         Aaa/AAA      07/01/97(b) 6.500        720,468
      2,000      Texas, Public Finance Authority, (Prerefunded,
                   Series 1988A, due 10/01/02)....................    GO          NR/AA       10/01/00(b) 6.300      2,133,780

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY     MOODY'S       MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE          S&P           DATE      RATE      VALUE
--------------   -------------------------------------------------  -------  ---------------  ----------  ------  ------------
TEXAS (CONTINUED)
$     1,000      Texas, Public Finance Authority, (Prerefunded,
                   Series 1991A, due 10/01/05)....................    GO          NR/AA       10/01/00(b) 6.500%  $  1,073,480
      2,500      University of Texas, Permanent University Fund,
                   (Refunding, Series 1991).......................    RB         Aaa/AAA      07/01/01    6.300      2,690,800
                                                                                                                  ------------
                     TOTAL TEXAS..................................                                                  43,315,234
                                                                                                                  ------------

UTAH (3.4%)
       1,625     Intermountain Power Agency, (Refunding, Series
                   B), MBIA Insured...............................    RB         Aaa/AAA      07/01/09    6.500      1,836,120
      5,130      Intermountain Power Agency, (Refunding, Series
                   C), MBIA Insured...............................    RB         Aaa/AAA      07/01/00    6.000      5,396,811
      4,155      Intermountain Power Agency, (Refunding, Series
                   C), MBIA Insured...............................    RB         Aaa/AAA      07/01/01    6.000      4,404,757
      6,645      Intermountain Power Agency, (Refunding, Series
                   C), MBIA Insured...............................    RB         Aaa/AAA      07/01/02    6.000      7,095,265
                                                                                                                  ------------
                     TOTAL UTAH...................................                                                  18,732,953
                                                                                                                  ------------

VIRGINIA (1.4%)
       5,000     Virginia Public School Authority, (Refunding,
                   Series 1991)...................................    RB          Aa/AA       01/01/02    6.000      5,340,600
      2,000      Virginia Public School Authority, (Series A, due
                   08/01/04)......................................    RB          Aa/AA       08/01/01(b) 6.500      2,188,260
                                                                                                                  ------------
                     TOTAL VIRGINIA...............................                                                   7,528,860
                                                                                                                  ------------

WASHINGTON (8.0%)
       1,555     King & Snohomish Counties, School District #417,
                   (due 12/01/02), FGIC Insured...................    GO         Aaa/AAA      12/01/00(b) 6.600      1,669,230
      2,500      King County, (Refunding, Series A)...............    GO         Aa1/AA+      01/01/99    5.000      2,548,275
      6,355      King County, (Refunding, Series B)...............    GO         Aa1/AA+      01/01/01    6.700      6,878,144
      1,000      Pierce County School District #320, Sumner
                   Washington, (Series 1991, due 12/01/02), MBIA
                   Insured........................................    GO         Aaa/AAA      12/01/01(b) 6.600      1,088,340
      2,955      Seattle, Municipal Sewer Revenue, (Prerefunded,
                   Series T, due 01/01/31)........................    RB         Aaa/AA-      01/01/00(b) 6.875      3,213,622
      1,250      Snohomish County School District #2, (Refunding,
                   Series A, due 12/01/02), MBIA Insured..........    GO         Aaa/AAA      06/01/01(b) 6.700      1,350,950
      4,815      Washington Public Power Supply System, (Nuclear
                   Project #1, Refunding, Series A), MBIA
                   Insured........................................    RB         Aaa/AAA      07/01/06    6.000      5,144,539

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY     MOODY'S       MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE          S&P           DATE      RATE      VALUE
--------------   -------------------------------------------------  -------  ---------------  ----------  ------  ------------
WASHINGTON (CONTINUED)
$     4,000      Washington Public Power Supply System, (Nuclear
                   Project #1, Refunding, Series B)...............    RB         Aa1/AA-      07/01/03    5.750%  $  4,192,000
      2,000      Washington Public Power Supply System, (Nuclear
                   Project #2, Refunding, Series 1990A)...........    RB         Aa1/AA-      07/01/06    7.250      2,300,960
      5,265      Washington Public Power Supply System, (Nuclear
                   Project #2, Refunding, Series 1990A)...........    RB         Aa1/AA-      07/01/01    6.300      5,596,221
      2,000      Washington Public Power Supply System, (Nuclear
                   Project #2, Refunding, Series 1990C, due
                   07/01/01), FGIC Insured........................    RB         Aaa/AAA      01/01/01(b) 7.000      2,189,260
      1,500      Washington Public Power Supply System, (Nuclear
                   Project #2, Refunding, Series 1990C, due
                   07/01/02)......................................    RB         Aa1/AA-      01/01/01(b) 7.500      1,659,825
      1,000      Washington, (Prerefunded, Series 1990B, due
                   08/01/02)......................................    GO          Aa/AA       08/01/00(b) 6.750      1,077,210
      3,000      Washington, (Refunding, Series 1995C, AT-8 and
                   R-95 B)........................................    GO          Aa/AA       07/01/02    5.750      3,176,820
      1,750      Washington, (Refunding, Series R-92-A, due
                   09/01/02)......................................    GO          Aa/AA       09/01/01(b) 6.300      1,891,785
                                                                                                                  ------------
                     TOTAL WASHINGTON.............................                                                  43,977,181
                                                                                                                  ------------

WEST VIRGINIA (0.2%)
       1,000     Berkeley County Board of Education, (Escrowed to
                   Maturity, Series 1988), MBIA Insured...........    GO         Aaa/AAA      04/01/01    7.300      1,109,030
                                                                                                                  ------------

WISCONSIN (2.1%)
       1,500     Racine Unified School District, (due 04/01/01),
                   AMBAC Insured..................................    GO         Aaa/AAA      04/01/99(b) 6.500      1,561,905
      5,000      Wisconsin, (Series A)............................    GO          Aa/AA       05/01/99    5.750      5,185,500
      5,000      Wisconsin, Transportation Revenue, (Refunding,
                   Series A)......................................    RB         A1/AA-       07/01/06    4.600      4,857,700
                                                                                                                  ------------
                     TOTAL WISCONSIN..............................                                                  11,605,105
                                                                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY     MOODY'S       MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE          S&P           DATE      RATE      VALUE
--------------   -------------------------------------------------  -------  ---------------  ----------  ------  ------------
WYOMING (1.0%)
$     3,600      Platte County, PCR, (Basin Electric Power
                   Cooperative, Refunding)........................    RB          A2/A        01/01/06    4.950%  $  3,572,316
      2,115      Platte County, PCR, (Basin Electric Power
                   Cooperative, Refunding)........................    RB          A2/A        01/01/07    5.050      2,101,591
                                                                                                                  ------------
                     TOTAL WYOMING................................                                                   5,673,907
                                                                                                                  ------------
                     TOTAL LONG TERM INVESTMENTS (COST $526,863,219)............................................   547,705,744
                                                                                                                  ------------
SHORT-TERM INVESTMENTS (1.1%)
FLORIDA (0.0%)
         100     Hillsborough County, Florida Industrial
                   Development Authority, PCR, (Refunding, due
                   05/15/18)......................................   VRDN      VMIG1/A-1+     03/03/97(a) 3.450        100,000
                                                                                                                  ------------

GEORGIA (0.1%)
         500     Bartow County, Georgia Development Authority,
                   PCR, (Georgia Power Co., 1st Series, due
                   06/01/23)......................................   VRDN       VMIG1/NR      03/03/97(a) 3.450        500,000
        300      Burke County, (Development Authority, PCR,
                   Georgia Power Plant, Series 1994, Vogtle
                   Project-4th. Series, due 07/01/24).............   VRDN       VMIG1/A-1     03/03/97(a) 3.550        300,000
                                                                                                                  ------------
                                                                                                                       800,000
                                                                                                                  ------------

LOUISIANA (0.0%)
          50     Louisiana, Public Facilities Authority, (Colleges
                   & University Equipment and Capital-Series A,
                   due 09/01/10), FGIC Insured....................   VRDN       VMIG1/A-1     03/11/97(a) 3.300         50,000
                                                                                                                  ------------

MICHIGAN (0.7%)
       3,900     Midland County, Economic Development Corp.,
                   Limited Obligation Revenue, (Dow Chemical Co.
                   Project, Refunding, Series 1993B, due
                   12/01/15)......................................   VRDN        P-1/A-1      03/03/97(a) 3.450      3,900,000
                                                                                                                  ------------

NEW YORK (0.2%)
         800     New York, (Sub-Series B-4, due 08/15/22),
                   LOC-Union Bank of Switzerland..................   VRDN      VMIG1/A-1+     03/03/97(a) 3.550        800,000
                                                                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY     MOODY'S       MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE          S&P           DATE      RATE      VALUE
--------------   -------------------------------------------------  -------  ---------------  ----------  ------  ------------
OREGON (0.1%)
$       700      Port St. Helens, PCR, (Portland, Oregon General
                   Electric Co, due 04/01/10), LOC-Canadian
                   Imperial Bank..................................   VRDN      VMIG1/A-1+     03/03/97(a) 3.450%  $    700,000
                                                                                                                  ------------
                     TOTAL SHORT-TERM INVESTMENTS (COST $6,350,000).............................................     6,350,000
                                                                                                                  ------------
                 TOTAL INVESTMENTS (COST $533,213,219) (100.1%).................................................   554,055,744
                 LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)..................................................      (797,404)
                                                                                                                  ------------
                 NET ASSETS (100.0%)............................................................................  $553,258,340
                                                                                                                  ------------
                                                                                                                  ------------

------------------------------
Note: Based on the cost of investments of $533,213,219 for federal income tax purposes at February 28, 1997, the aggregate gross unrealized appreciation and depreciation was $21,361,633 and $519,108, respectively, resulting in net unrealized appreciation of investments of $20,842,525.

(a) Variable Rate Demand Note tender dates and/or interest rates are reset at specified intervals which coincide with their tender feature. The actual maturity date is indicated in the security description.

(b) The date listed under the heading maturity date represents an optional tender date. The actual maturity date is indicated in the security description.

    AMBAC - Ambac Indemnity Corp., FHA - Federal Housing Authority, FGIC - Financial Guaranty Insurance Company, GO - General Obligation, IDR - Industrial Development Revenue, LOC - Letter of Credit, MBIA - Municipal Bond Investors Assurance Corp., PCR - Pollution Control Revenue, PP - Private Placement, PSFG - Permanent School Fund Guarantee, RB - Revenue Bond, VRDN - Variable Rate Demand Note.

    Crossover Refunded - Bonds for which the issuer of the bond invests the proceeds from a subsequent bond issue in cash and/or securities which have been deposited.

    Escrowed to Maturity - Bonds for which cash and/or securities have been deposited with a third party to cover the payments of principal and interest at the maturity of the bond.

    Prerefunded - Bonds for which the issuer of the bond invests the proceeds from a subsequent bond issuance in treasury securities, whose maturity coincides with the first call date of the first bond.

    Refunding - Bonds for which the issuer has issued new bonds and cancelled the old issue.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $533,213,219 )          $554,055,744
Cash                                                     39,983
Interest Receivable                                   6,509,529
Prepaid Expenses and Other Assets                         6,110
                                                   ------------
    Total Assets                                    560,611,366
                                                   ------------

LIABILITIES
Payable for Investments Purchased                     7,128,181
Advisory Fee Payable                                    126,219
Custody Fee Payable                                      38,616
Administrative Services Fee Payable                      13,238
Administration Fee Payable                                2,189
Fund Services Fee Payable                                 1,056
Accrued Trustees' Fees and Expenses                         356
Accrued Expenses                                         43,171
                                                   ------------
    Total Liabilities                                 7,353,026
                                                   ------------

NET ASSETS
Applicable to Investors' Beneficial Interests      $553,258,340
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED FEBRUARY 28, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                               $13,926,876

EXPENSES
Advisory Fee                                       $775,954
Custodian Fees and Expenses                          89,324
Administrative Services Fee                          82,134
Professional Fees and Expenses                       18,578
Fund Services Fee                                    10,138
Administration Fee                                    5,477
Trustees' Fees and Expenses                           4,163
                                                   --------
    Total Expenses                                                985,768
                                                              -----------
NET INVESTMENT INCOME                                          12,941,108

NET REALIZED GAIN ON INVESTMENTS                                  612,683

NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS                                                   7,533,352
                                                              -----------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $21,087,143
                                                              -----------
                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE SIX
                                                     MONTHS ENDED      FOR THE FISCAL
                                                   FEBRUARY 28, 1997     YEAR ENDED
                                                      (UNAUDITED)      AUGUST 31, 1996
                                                   -----------------   ---------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $     12,941,108    $    22,197,847
Net Realized Gain on Investments                            612,683            605,789
Net Change in Unrealized Appreciation
  (Depreciation) of Investments                           7,533,352         (4,888,459)
                                                   -----------------   ---------------
    Net Increase in Net Assets Resulting from
      Operations                                         21,087,143         17,915,177
                                                   -----------------   ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                           134,710,086        224,578,237
Withdrawals                                             (93,922,848)      (163,747,318)
                                                   -----------------   ---------------
    Net Increase from Investors' Transactions            40,787,238         60,830,919
                                                   -----------------   ---------------
    Total Increase in Net Assets                         61,874,381         78,746,096
NET ASSETS
Beginning of Period                                     491,383,959        412,637,863
                                                   -----------------   ---------------
End of Period                                      $    553,258,340    $   491,383,959
                                                   -----------------   ---------------
                                                   -----------------   ---------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                            FOR THE          FOR THE PERIOD
                                                        FOR THE           FISCAL YEAR        JULY 12, 1993
                                                   SIX MONTHS ENDED     ENDED AUGUST 31,    (COMMENCEMENT OF
                                                   FEBRUARY 28, 1997   ------------------    OPERATIONS) TO
                                                      (UNAUDITED)      1996   1995   1994   AUGUST 31, 1993
                                                   -----------------   ----   ----   ----   ----------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                     0.38%(a) 0.38% 0.42%  0.41%             0.40%(a)
  Net Investment Income                                        4.99%(a) 4.92% 5.15%  4.68%             4.58%(a)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                        --      --     --     --              0.01%(a)
PORTFOLIO TURNOVER                                               13%(b)   25%   47%    33%               43%(b)+

------------------------
(a) Annualized.

(b) Not annualized.

+ Portfolio's turnover is for the twelve month period ended August 31, 1993, and includes the portfolio activity of the Portfolio's predecessor entity, The JPM Pierpont Tax Exempt Bond Fund, for the period September 1, 1992 through July 11, 1993.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Tax Exempt Bond Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on July 12, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $466,873,082 on that date from The JPM Pierpont Tax Exempt Bond Fund in exchange for a beneficial interest in the Portfolio. The Portfolio's investment objective is to provide a high level of current income exempt from federal income tax consistent with moderate risk of capital and maintenance of liquidity. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)Portfolio securities with a maturity of 60 days or more, including securities that are listed on an exchange or traded over the counter, are valued using prices supplied daily by an independent pricing service or services that (i) are based on the last sale price on a national securities exchange, or in the absence of recorded sales, at the readily available bid price on such exchange or at the quoted bid price in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security and (ii) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indication as to value from dealers and general market conditions. If such prices are not supplied by the Portfolio's independent pricing services, such securities are priced in accordance with procedures adopted by the Trustees. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method. Because of the large number of municipal bond issues outstanding and the varying maturity dates, coupons and risk factors applicable to each issuer's books, no readily available market quotations exist for most municipal securities.

    b)Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    c)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxes on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.30% of the Portfolio's average daily net assets. For the six months ended February 28, 1997, this fee amounted to $775,954.

THE TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

    b)The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and exclusive placement agent. Under a Co-Administration Agreement, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with FDI. Under the Co-Administration Agreement, the Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds, the Portfolio and other portfolios (the "Master Portfolios") in which The JPM Pierpont Funds, The JPM Institutional Funds and The JPM Advisor Funds invest, JPM Series Trust and JPM Series Trust
      II. For the six months ended February 28, 1997, the fee for these services amounted to $5,477.

      On November 15, 1996, The JPM Advisor Funds terminated operations and were liquidated. Subsequent to that date, the net assets of The JPM Advisor Funds were no longer included in the calculation of the allocation of FDI's fees.

    c)The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge paid by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Master Portfolios, investors in the Master Portfolios for which Morgan provides similar services, and JPM Series Trust. For the six months ended February 28, 1997, the fee for these services amounted to $82,134.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $10,138 for the six months ended February 28, 1997.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustee's Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,300.

THE TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

Investments transactions (excluding short-term investments) for the six months ended February 28, 1997 were as follows:

       COST OF             PROCEEDS
      PURCHASES           FROM SALES
     ------------        ------------
     $132,908,932        $ 65,278,445

JPM PIERPONT MONEY MARKET FUND

JPM PIERPONT TAX EXEMPT MONEY MARKET FUND

JPM PIERPONT FEDERAL MONEY MARKET FUND

JPM PIERPONT SHORT TERM BOND FUND

JPM PIERPONT BOND FUND

JPM PIERPONT TAX EXEMPT BOND FUND

JPM PIERPONT NEW YORK TOTAL RETURN BOND FUND

JPM PIERPONT DIVERSIFIED FUND

JPM PIERPONT EQUITY FUND

JPM PIERPONT SHARES: TAX AWARE EQUITY FUND

JPM PIERPONT SHARES: TAX AWARE DISCIPLINED EQUITY FUND

JPM PIERPONT CAPITAL APPRECIATION FUND

JPM PIERPONT INTERNATIONAL EQUITY FUND

JPM PIERPONT INTERNATIONAL OPPORTUNITIES FUND

JPM PIERPONT EMERGING MARKETS EQUITY FUND

JPM PIERPONT EUROPEAN EQUITY FUND

JPM PIERPONT JAPAN EQUITY FUND

JPM PIERPONT ASIA GROWTH FUND


FOR MORE INFORMATION ON HOW THE JPM PIERPONT FAMILY OF FUNDS CAN HELP YOU PLAN FOR YOUR FUTURE, CALL J.P. MORGAN FUNDS SERVICES AT (800) 521-5411.


THE
JPM PIERPONT
TAX EXEMPT
BOND FUND


SEMI-ANNUAL REPORT
FEBRUARY 28, 1997